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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC
Address:  1540 Broadway
          Suite 1504
          New York, NY 10036


13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Morris
Title:  Chief Financial Officer
Phone:  (212) 354-0193


Signature, Place, and Date of Signing:

   /s/ Paul Morris                 New York, NY              May 14, 2007

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   $228,457 (thousands)

List of Other Included Managers:

No.               Form 13F File Number               Name

1.                28-11881                           Locust Wood Capital, LP


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
AFFORDABLE RESIDENTIAL
COMTYS                      COM                008273104    5828     480500 SH          SOLE            NONE          480500
ALTRIA GROUP INC            COM                02209S103    5848      66600 SH          SOLE            NONE           66600
AMERICAN EXPRESS CO         COM                025816109    6232     110500 SH          SOLE            NONE          110500
ATLAS AMER INC              COM                049167109    9078     160700 SH          SOLE            NONE          160700
ATLAS ENERGY RESOURCES LLC  COM                049303100    6345     238100 SH          SOLE            NONE          238100
AUTOMATIC DATA PROCESSING
IN                          COM                053015103    6703     138500 SH          SOLE            NONE          138500
BERKSHIRE HATHAWAY INC DEL  CL A               084670108    8610         79 SH          SOLE            NONE              79
BERKSHIRE HATHAWAY INC DEL  CL B               084670207   13581       3731 SH          SOLE            NONE            3731
CENVEO INC                  COM                15670S105   12106     498200 SH          SOLE            NONE          498200
CYPRESS SEMICONDUCTOR CORP  COM                232806109    3327     179367 SH          SOLE            NONE          179367
EXXON MOBIL CORP            COM                30231G102    2652      35150 SH          SOLE            NONE           35150
FIDELITY NATIONAL
FINANCIAL                   CL A               31620R105    7551     314500 SH          SOLE            NONE          314500
FORD MTR CO DEL             COM PAR $0.01      345370860    4967     629500 SH          SOLE            NONE          629500
GENERAL ELECTRIC CO         COM                369604103    7143     202000 SH          SOLE            NONE          202000
GOLDMAN SACHS GROUP INC     COM                38141G104     341       1650 SH          SOLE            NONE            1650
HELIX ENERGY SOLUTIONS
GRP I                       COM                42330P107    3841     103000 SH          SOLE            NONE          103000
HUDSON CITY BANKCORP        COM                443683107    9309     680500 SH          SOLE            NONE          680500
JP MORGAN CHASE & CO        COM                46625H100    5278     109100 SH          SOLE            NONE          109100
KBR INC                     COM                48242W106     356      17500 SH          SOLE            NONE           17500
LINN ENERGY LLC             UNIT 99/99/9999    536020100    3562     104702 SH          SOLE            NONE          104702
M D C HLDGS INC             COM                552676108    4326      90000 SH          SOLE            NONE           90000
MCDONALDS CORP              COM                580135101   20430     453500 SH          SOLE            NONE          453500
MELLON FINL CORP            COM                58551A108   12014     278500 SH          SOLE            NONE          278500
MORGAN STANLEY              COM NEW            617446448    4324      54900 SH          SOLE            NONE           54900
NORTHSTAR RLTY FIN CORP     COM                66704R100    1491      98000 SH          SOLE            NONE           98000
ORACLE CORP                 COM                68389X105    5363     295800 SH          SOLE            NONE          295800
RANGE RES CORP              COM                75281A109     367      11000 SH          SOLE            NONE           11000
RESOURCE AMERICA INC        CL A               761195205    1831      77500 SH          SOLE            NONE           77500
RETAIL VENTURES INC         COM                76128Y102    7515     357000 SH          SOLE            NONE          357000
STAR GAS PARTNERS LP        UNIT LTD PARTNR    85512C105    3912    1000500 SH          SOLE            NONE         1000500
SYNTA PHARMACEUTICALS CORP  COM                87162T206     528      65400 SH          SOLE            NONE           65400
TEEKAY SHIPPING MARSHALL
ISL                         COM                Y8564W103    9063     167500 SH          SOLE            NONE          167500
TRIARC COS INC              CL B SER 1         895927309    3808     221500 SH          SOLE            NONE          221500
UNITED TECHNOLOGIES CORP    COM                913017109   10758     165500 SH          SOLE            NONE          165500
UNIVERSAL COMPRESSION
PARTNE                      UNIT LP INT        913430104     983      31803 SH          SOLE            NONE           31803
U S G CORP                  COM NEW            903293405    2334      50000 SH          SOLE            NONE           50000
VALERO GP HLDGS LLC         UNIT LLC INTS      91914G108    5578     201000 SH          SOLE            NONE          201000
WAL MART STORES INC         COM                931142103    5235     111500 SH          SOLE            NONE          111500
WELLS FARGO & CO NEW        COM                949746101    7730     224500 SH          SOLE            NONE          224500
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